SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PROGRAM

12. SHARE REPURCHASE PROGRAM

On March 8, 2012, the Board of Directors approved a share repurchase program enabling the Company to repurchase up to an aggregate of $30.0 million of its ADSs over 18 months. As of December 31, 2012, the Company had repurchased an aggregate of 2,138,993 ADSs, representing 17,111,944 ordinary shares, in the open market for total cash consideration of $30.0 million.